LONG-TERM DEBT - Credit Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Dec. 14, 2018
Credit Facility
Proceeds from long- term debt (Note 14)	$ 220,000	$ 300,000
Credit Facility
Credit Facility
Credit Facility	1,200,000	1,200,000	$ 1,200,000	$ 1,200,000
Outstanding borrowings	0	0	$ 1,000,000
Proceeds from long- term debt (Note 14)	220,000	300,000
Repayments of non-current borrowings	$ 220,000	$ 300,000
Credit Facility | Minimum
Credit Facility
Standby fee (in percent)	0.24%
Credit Facility | Maximum
Credit Facility
Standby fee (in percent)	0.55%
Credit Facility | Base rate advances | Minimum
Credit Facility
Interest rate	0.20%
Credit Facility | Base rate advances | Maximum
Credit Facility
Interest rate	1.75%
Credit Facility | LIBOR advances | Minimum
Credit Facility
Interest rate	1.20%
Credit Facility | LIBOR advances | Maximum
Credit Facility
Interest rate	2.75%
Credit Facility | Performance letters of credit | Minimum
Credit Facility
Interest rate	0.80%
Credit Facility | Performance letters of credit | Maximum
Credit Facility
Interest rate	1.83%